Series A Notes, Net Of Current Maturities (Schedule Of Future Principal Payments For The Series A Notes) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
2017 - current maturities	$ 2,809
2018	461,219
2019	2,671
2020	3,759
Series A
Debt Instrument [Line Items]
2017 - current maturities	55,533
2018	$ 55,533